Statements of Income and Expenses - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Income:
Interest income		$ 767,410	$ 355,476	$ 4,352
Expenses:
Administrative and General Partner's fees (Note 2i)		2,326,881	3,271,543	3,853,294
Ongoing placement agent fees (Note 2j)		2,299,967	3,254,390	3,853,294
Management fees (Note 3)		2,036,022	2,862,598	3,371,632
Total expenses		6,662,870	9,388,531	11,078,220
Net investment loss		(5,895,460)	(9,033,055)	(11,073,868)
Net gains (losses) on trading of commodity interests:
Net realized gains (losses) on closed contracts		7,703,605	(19,188,851)	15,501,602
Net change in unrealized gains (losses) on open contracts		2,996,032	(200,612)	(7,968,432)
Total trading results		10,699,637	(19,389,463)	7,533,170
Net income (loss)		4,804,177	(28,422,518)	(3,540,698)
Class of Units A [Member]
Net gains (losses) on trading of commodity interests:
Net income (loss)		$ 4,732,396	$ (28,179,861)	$ (3,540,698)
Net income (loss) per Unit (Note 7): *
Net income (loss) per unit	[1]	$ 1.08	$ (4.44)	$ (0.60)
Weighted average Units outstanding:
Weighted average units outstanding		5,362,124.118	6,492,012.518	6,896,944.943
Class of Units Z [Member]
Net gains (losses) on trading of commodity interests:
Net income (loss)		$ 71,781	$ (242,657)
Net income (loss) per Unit (Note 7): *
Net income (loss) per unit	[1]	$ 0.60	$ (1.35)
Weighted average Units outstanding:
Weighted average units outstanding		158,440.533	180,414.206

[1]	Represents the change in net asset value per Unit.